Deferred revenue (Tables)	9 Months Ended
Sep. 30, 2023
Contract liabilities [abstract]
Schedule of deferred revenue

As at	September 30, 2023	December 31, 2022
Balance, beginning of the period	$—	$—
Additions	5.4	—
Foreign exchange loss	(0.1)	—
Balance, end of the period	$5.3	$—